UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2009


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                          Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


                50 Congress Str, STE 642    Boston       MA            02109
--------------------------------------------------------------------------------
Business Address     (Street)               (City)    (State)          (Zip)


13F File Number:  28-02423
                -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


   Edward N. Dane                 Principal                         617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


/s/ Edward N. Dane
------------------------------------------
    (Manual Signature of Person Duly
    Authorized to Submit This Report)

Boston, Massachusetts          11/13/2008
------------------------------------------
       (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                          DANE, FALB, STONE & Co., Inc.
                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/09


Report Summary:


Number of Other Included Managers:                 0
                                  ----------------------------------------------

Form 13F Information Table Entry Total:           53
                                       -----------------------------------------

Form 13F Information Table Value Total:     $ 36,796,110.73
                                       -----------------------------------------



List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F
                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2           ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------        ------     ------    -------------------   ----------   --------     --------------------
                                                      VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS        CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                   Com           002824100   307    6200      6200        0         0             6200       0        0
Aberdeen Asia Pac Incom Fd    Com           003009107   471   76100     76100        0         0            76100       0        0
AllianceBernstein Income Fd   Com           01881E100   366   29000     29000        0         0            29000       0        0
Allied Capital Corp           Com           01903Q108   130   42220     42220        0         0            42220       0        0
Aust & NZ BnkGrp              Sponsored ADR 052528304   413   19250     19250        0         0            19250       0        0
Barrick Gold Cp               Com           067901108  1357   35796     35796        0         0            35796       0        0
BHP Ltd                       Sponsored ADR 088606108  1025   15529     15529        0         0            15529       0        0
Blackrock Corp High Yld FD V  Com           09255L106   292   29411     29411        0         0            29411       0        0
Blackrock MA Hlth & Educ TE   Sh Ben Int    575672100   248   20000     20000        0         0            20000       0        0
Blackrock Senior High Inc Ptf Com           09255T109   322   94065     94065        0         0            94065       0        0
BP PLC                        Sponsored ADR 055622104   232    4350      4350        0         0             4350       0        0
Bristol Myers Squibb          Com           110122108   537   23830     23830        0         0            23830       0        0
Brookfield Asset Mgt          CL A LTD VT SH112585104  1574   69300     69300        0         0            69300       0        0
Burlington Northern Santa Fe  Com           12189T104   212    2652      2652        0         0             2652       0        0
Cisco Systems                 Com           17275R102  1525   64800     64800        0         0            64800       0        0
Duke Realty Invest            Com           624411505   135   11200     11200        0         0            11200       0        0
DWS Global High Inc           Com           23338W104   195   26800     26800        0         0            26800       0        0
DWS High Income Tr            Com           23337C109    98   11900     11900        0         0            11900       0        0
Eagle Bulk Shipping Inc       Com           Y2187A101   202   39300     39300        0         0            39300       0        0
Eaton Vance MA Mu Ic          Sh Ben Int    27886E104   216   15094     15094        0         0            15094       0        0
Enerplus Resources Fund       Unit Tr G New 29274D604  1605   70110     70110        0         0            70110       0        0
Ericsson LM TelCo.            ADR Cl B Sek10294821608   854   85260     85260        0         0            85260       0        0
Exxon Mobil Corp              Com           30231G102   460    6710      6710        0         0             6710       0        0
Ford Motor Co                 Com           345370100   111   15375     15375        0         0            15375       0        0
FreightCar America            Com           357023100   552   22700     22700        0         0            22700       0        0
General Electric              Com           369604103   260   15858     15858        0         0            15858       0        0
Ishares MSCI EAFE Index Fund  Com           464287465   335    6130      6130        0         0             6130       0        0
iShares MSCI Japan Index Fd   Com           464286848   773   77900     77900        0         0            77900       0        0
JP Morgan                     Com           46625H100   219    5000      5000        0         0             5000       0        0
Latin Amer Equity Fund        Com           51827Q106  1598   45330     45330        0         0            45330       0        0
Lexicon Pharmaceuticals       Com           528872104   292  136950    136950        0         0           136950       0        0
Market Vectors ETR Tr Gold    Gold Miner ETR57060U100  1414   31250     31250        0         0            31250       0        0
MS/DW Incm                    Com           61745P874   623   38000     38000        0         0            38000       0        0
Network Engines, Inc.         Com           64121A107   678  611089    611089        0         0           611089       0        0
New Amer High Income Fd       Com           641876107   127   14787     14787        0         0            14787       0        0
Newmont Mining                Com           651639106  1495   33962     33962        0         0            33962       0        0
Nordic American Tanker Shipp  Com           G65773106  1535   51900     51900        0         0            51900       0        0
Nuveen Mass Prem Inc          Com           67061E108   283   20000     20000        0         0            20000       0        0
Occidental Petro Crp          Com           674599105  2360   30100     30100        0         0            30100       0        0
Pioneer High income Trust     Com           72369A106   609   45126     45126        0         0            45126       0        0
Pioneer Muni High             Com           723762100   134   10000     10000        0         0            10000       0        0
Procter & Gamble Co           Com           742718109   209    3600      3600        0         0             3600       0        0
Putnam Mgmt Muni Tr           Com           746823103   202   29567     29567        0         0            29567       0        0
RF Microdevices Inc.          Com           749941100   617  113600    113600        0         0           113600       0        0
SPDR Gold Trust               Gold Shr      78463V107  1433   14500     14500        0         0            14500       0        0
SPDR Trust                    Unit Ser 1    78462F103   323    3055      3055        0         0             3055       0        0
Telefonos de Mexico SAB       Sp ADR REP ORD879403780   234   13400     13400        0         0            13400       0        0
Tellabs, Inc.                 Com           879664100   370   53400     53400        0         0            53400       0        0
Telmex Internacional SAB DE   Spons ADR Sr L879690105   202   14500     14500        0         0            14500       0        0
Thermo Fisher Scientific      Com           883556102  1574   36050     36050        0         0            36050       0        0
Toreador Resources Cp         Com           891050106  4443  444750    444750        0         0           444750       0        0
Verizon Comm                  Com           92343V104   427   14108     14108        0         0            14108       0        0
Xcel Energy                   Com           98389B100   593   30835     30835        0         0            30835       0        0



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